LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2014
Long Term Investment Disclosure [Abstract]
Long Term Investment Disclosure [Text Block]
8. LONG TERM INVESTMENTS

The Company previously had a wholly-owned subsidiary CWN Capital Inc. (“CWN Capital”), a company incorporated under the laws of British Virgin Islands in August 2009.  On December 18, 2010, the Company’s ownership interests were diluted to 23.8% upon CWN Capital Inc. issued 80,000 common shares to two companies controlled by two directors of the Company.  As the dilution has resulted in the Company losing a controlling interest, the Company deconsolidated CWN Capital on December 18, 2010 and recorded its interest in CWN Capital as an equity investment.

The dilution occurred on October 1, 2010 and December 18, 2010 when CWN Capital issued 25,000 and 55,000 common stocks at a price of $0.01 and $1.00 per share of its common stock to a company controlled by a director of the Company and another company controlled by another director of the Company, respectively.  The above issuance of CWN Capital common stocks diluted the Company’s ownership interest in CWN Capital down to 50% and 23.8%, respectively. Upon the issuance of 55,000 common stocks of CWN Capital on December 18, 2010, the Company has become a non-controlling shareholder, which the Company (the former parent) deconsolidated CWN Capital from its consolidated financial statements in accordance with ASC 810-10-65 (formerly SFAS 160 Non-controlling Interests in Consolidated Financial Statements – an amendment of ARB No. 51), and subsequently the Company accounts for its investment in the CWN Capital under the equity method.

Pursuant to ASC 810-10-65 (formerly SFAS 160 Non-controlling Interests in Consolidated Financial Statements – an amendment of ARB No. 51), upon the deconsolidation of CWN Capital, the Company’s retained non-controlling equity investment in the CWN Capital (former subsidiary) was initially measured at the estimated fair value of $112,218 as of December 18, 2010. As a result, the Company recognized a dilution loss of $128,356.

For the fiscal year 2010 consolidated financial statements, the Company included the operations of CWN Capital for the period from January 1, 2010 to December 17, 2010 and recorded an equity income of $13,897 for the period from December 18, 2010 to December 31, 2010, which resulted in a net investment of $126,115.

For the fiscal year 2011 consolidated financial statements, the Company recorded an equity income of $192,399 for the period from January 1, 2011 to December 31, 2011, which resulted in a net investment of $270,371 as of December 31, 2011.

For the fiscal year 2012 consolidated financial statements, the Company recorded an equity income of $166,735 for the year from January 1, 2012 to December 31, 2012, which resulted in a net investment of $372,860 as of December 31, 2012.

For the fiscal year 2013 consolidated financial statements, the Company recorded an equity loss of $197,276 for the year from January 1, 2013 to December 31, 2013, which resulted in a net investment of $147,806 as of December 31, 2013.

For the fiscal year 2014 consolidated financial statements, the Company recorded an equity loss of $3,896 for the year from January 1, 2014 to April 28, 2014, which resulted in a net investment of $135,231 as of April 28, 2014.